Equity - Summary of Stock Warrants Activity (Q2) (Details) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Equity [Abstract]
Number of Underlying Warrants, Outstanding, Beginning balance	212,638	209,513	161,180
Number of Underlying Warrants, Granted	1,733,338	12,500	140,000
Number of Underlying Warrants, Exercised	(134,528)
Number of Underlying Warrants, Forfeited		(9,375)	(91,667)
Number of Underlying Warrants, Outstanding, Ending balance	1,811,448	212,638	209,513
Number of Underlying Warrants, Exercisable, Ending balance	1,811,448	212,638